SUBSEQUENT EVENTS (Details) - CNY (¥) ¥ in Millions	Mar. 25, 2019	Dec. 31, 2018	Dec. 31, 2017
SUBSEQUENT EVENTS
Ordinary shares, issued (in shares)		123,132,842	121,343,424
Subsequent event | CreditEase | Definitive agreement
SUBSEQUENT EVENTS
Ordinary shares, issued (in shares)	106,917,947
Cash agreed to be paid	¥ 889